Net Income (Loss) per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share

20. Net Income (Loss) per Common Share

Basic income (loss) per share is based on the weighted-average number of common shares outstanding during each period. Diluted income (loss) per share is based on basic shares as determined above, plus the incremental shares that would be issued upon the assumed exercise of “in-the-money” options and warrants using the treasury stock method and the inclusion of all convertible securities, including convertible debentures, assuming these securities were converted at the beginning of the period or at the time of issuance, if later, adding back any direct incremental expenses related to the convertible securities, including interest expense, debt discount amortization. The computation of diluted net income(loss) per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share.

The computation of the diluted income per share for the three months ended March 31, 2020, after the add back of interest income of $79,300 and amortization of debt discount of $396,010 was anti-dilutive.

For the three months ended March 31, 2020 and 2019, the following options, warrants and convertible debentures were excluded from the computation of diluted loss per share as the result of the computation was anti-dilutive:

Description	Three Months ended March 31, 2020	Three Months ended March 31, 2019

Options	315,938	—
Warrants	1,067,486	1,089,134
Convertible debentures	1,106,250	2,636,149
	2,489,674	3,725,283

20.	Net Loss per Common Share

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above, plus the incremental shares that would be issued upon the assumed exercise of “in-the-money” warrants using the treasury stock method and the inclusion of all convertible securities, including convertible debentures, assuming these securities were converted at the beginning of the period or at the time of issuance, if later. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share.

For the years ended December 31, 2019 and 2018, the following options, warrants and convertible debentures were excluded from the computation of diluted loss per share as the result of the computation was anti-dilutive:

Description	Year ended December 31, 2019	Year ended December 31, 2018

Options	315,938	—
Warrants	1,089,474	1,089,474
Convertible debentures	1,246,551	2,856,764
	2,651,963	3,946,238